Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues
LNG revenues	$ 539,468	$ 0	$ 0
LNG revenues—affiliate	293,957	0	0
Regasification revenues	263,030	265,637	265,740
Regasification revenues—affiliate	3,785	4,391	2,958
Total revenues	1,100,240	270,028	268,698
Operating costs and expenses
Cost (cost recovery) of sales (excluding depreciation and amortization expense shown separately below)	410,433	(31,466)	(342)
Cost of sales—affiliate	1,490	0	0
Operating and maintenance expense	126,878	62,406	63,161
Operating and maintenance expense—affiliate	52,137	29,379	21,115
Development expense	126	2,850	9,319
Development expense—affiliate	396	722	1,153
General and administrative expense	13,200	15,079	13,807
General and administrative expense—affiliate	89,523	122,312	101,369
Depreciation and amortization expense	155,621	65,704	58,601
Total operating costs and expenses	849,804	266,986	268,183
Income from operations	250,436	3,042	515
Other income (expense)
Interest expense, net of capitalized interest	(356,900)	(184,600)	(177,032)
Loss on early extinguishment of debt	(71,824)	(96,273)	(114,335)
Derivative gain (loss), net	5,544	(41,722)	(119,401)
Other income	1,549	662	217
Total other expense	(421,631)	(321,933)	(410,551)
Net loss	$ (171,195)	$ (318,891)	$ (410,036)
Basic and diluted net loss per common unit	$ (0.20)	$ (0.43)	$ (0.89)
Weighted average number of common units outstanding used for basic and diluted net loss per common unit calculation	57,086	57,081	57,079